LIBERTY NEWPORT ASIA PACIFIC FUND
                                      LIBERTY NEWPORT EUROPE FUND
                                   LIBERTY NEWPORT GREATER CHINA FUND
                                   LIBERTY NEWPORT GLOBAL EQUITY FUND
                                LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND
                                      LIBERTY NEWPORT TIGER FUND
                                  LIBERTY INTERNATIONAL EQUITY FUND
                                LIBERTY EUROPEAN THEMATIC EQUITY FUND
                                 LIBERTY GLOBAL THEMATIC EQUITY FUND
                               (collectively "Liberty International Funds")

                        Supplement to the Statements of Additional Information


Effective February 10, 2003, the paragraph under the sub-heading "Reinstatement Privileges" has been modified as follows:

An investor who has redeemed Class A, B, C or T shares (other than shares of the Liberty Newport Asia Pacific Fund, Liberty Newport Europe Fund, Liberty Newport Greater China Fund, Liberty Newport Global Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Tiger Fund, Liberty International Equity Fund, Liberty European Thematic Equity Fund and Liberty Global Thematic Equity Fund that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



[Job Code]                                                   January 3, 2003